UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	3/31/2015

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Principal Amount (000)#	Value
Certificates of Deposit — 19.5%
Bank of Montreal
0.272%, 06/03/2015(b)	$300	$300,000
Bank of Nova Scotia
0.707%, 09/11/2015(b)	60	60,000
0.407%, 07/17/2015(b)	350	350,133
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.314%, 08/25/2015(b)	300	300,000
BNP Paribas SA
0.495%, 04/10/2015(b)	250	250,000
Mizuho Bank Ltd.
0.270%, 06/15/2015	350	350,000
Nordea Bank AB
0.210%, 04/23/2015	275	274,999
0.245%, 07/09/2015	350	350,043
Rabobank Nederland
0.318%, 06/12/2015(b)	400	400,022
0.303%, 04/14/2015	275	275,000
Royal Bank of Canada
0.297%, 12/11/2015(b)	275	275,000
Skandinaviska Enskilda Banken AB
0.292%, 07/10/2015(b)	275	275,000
State Street Bank & Trust Co.
0.281%, 10/01/2015(b)	300	300,000
Sumitomo Mitsui Banking Corp.
0.230%, 05/15/2015	360	360,013
Svenska Handelsbanken AB
0.180%, 04/16/2015	275	275,000
0.185%, 04/13/2015	235	235,000
Toronto-Dominion Bank (The)
0.180%, 06/08/2015	300	300,000
U.S. Bank National Assoc.
0.180%, 07/27/2015(b)	300	300,000

		5,230,210

Commercial Paper — 17.1%
Caisse Centrale Desjardins du Quebec, 144A
0.257%, 10/22/2015(b)	450	450,000
Commonwealth Bank of Australia, 144A
0.253%, 04/23/2015(b)	290	290,000
European Investment Bank,
0.147%, 05/20/2015(a)	319	318,936
General Electric Capital Corp.
0.200%, 04/20/2015(a)	400	399,958
HSBC Bank PLC, 144A
0.262%, 07/10/2015(b)	275	275,000
International Finance Corp.
0.120%, 05/11/2015(a)	399	398,947
JPMorgan Securities LLC, 144A
0.375%, 08/07/2015(b)	280	280,000
National Oilwell Varco, Inc., 144A
0.160%, 04/29/2015(a)	300	299,963
0.200%, 04/30/2015(a)	460	459,926
Siemens Capital Co., LLC, 144A
0.130%, 04/28/2015(a)	400	399,961
State Street Corp.
0.200%, 07/09/2015(a)	300	299,835
Swedbank AB
0.190%, 05/04/2015(a)	300	299,948
U.S. Bank National Association
0.170%, 05/11/2015(a)	400	399,924

		4,572,398

Other Corporate Obligations — 14.8%
General Electric Capital Corp. Sr. Unsec’d. Notes, MTN
0.451%, 01/08/2016(b)	400	400,510
1.625%, 07/02/2015(a)	300	300,996
International American Development Bank, Sr. Unsec’d. Notes, MTN
0.178%, 07/29/2015(b)	250	250,000
International Finance Corp., Sr. Unsec’d. Notes,
0.176%, 08/27/2015(b)	300	300,000
KFW, Gov’t Gtd. Notes
0.235%, 07/09/2015(b)	470	470,080
Province of Ontario, Sr. Unsec’d. Notes,
0.308%, 08/13/2015(b)	585	585,111
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes, MTN
0.455%, 11/06/2015(b)	300	300,358
Total Capital Canada Ltd., Gtd. Notes,
0.633%, 01/15/2016(b)	500	501,344
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN
0.261%, 08/26/2015(b)	300	300,000
0.404%, 01/07/2016(b)	200	200,084
Wells Fargo Bank NA, Sr. Unsec’d. Notes,
0.537%, 07/20/2015(b)	350	350,268

		3,958,751

U.S. Government Agency Obligations — 39.7%
Federal Home Loan Bank
0.059%, 04/08/2015(a)	500	499,994
0.070%, 05/27/2015(a)	700	699,924
0.070%, 05/15/2015(b)	500	499,957
0.070%, 05/01/2015(a)	510	509,970
0.070%, 04/07/2015(a)	700	699,992
0.071%, 05/12/2015(b)	500	499,960
0.077%, 05/20/2015(a)	1000	999,896
0.078%, 05/15/2015(b)	300	299,971
0.090%, 04/06/2015(a)	300	299,996
0.100%, 04/08/2015(a)	200	199,996
0.122%, 04/02/2015(b)	500	500,000
0.123%, 05/12/2015(b)	500	499,996
0.128%, 05/28/2015(b)	400	399,999
0.129%, 06/25/2015(b)	500	499,995
0.135%, 07/10/2015(b)	300	300,000
0.140%, 08/10/2015(b)	250	249,998
0.148%, 09/30/2015(b)	300	300,002
0.149%, 12/24/2015(b)	300	299,949
0.154%, 01/25/2016(b)	400	400,000
0.160%, 10/09/2015(a)	265	264,968
Federal National Mortgage Association
0.065%, 04/06/2015(a)	600	599,995
0.155%, 10/16/2015(b)	590	590,068
0.137%, 02/18/2015(b)	500	499,933

		10,614,559

U.S. Treasury Obligations — 4.5%
U.S. Treasury Notes
1.750%, 07/31/2015(a)	500	502,772
2.500%, 04/30/2015(a)	250	250,015
2.500%, 04/30/2015(a)	450	450,869

		1,203,656

Repurchase Agreement(c) — 4.4%
TD Securities (USA), Ltd.
0.120%, dated 03/31/15, due 04/01/15 in the amount of $1,165,004 (cost $1,165,000)	1,165	1,165,000

TOTAL INVESTMENTS — 100.0% (amortized cost $26,744,574)		$26,744,574
Liabilities in excess of other assets		(7,507)

NET ASSETS — 100%		$26,737,067

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(c)	Repurchase agreements are collaterized by U.S. Treasury Obligation (coupon rate 0.00%, maturity date 11/12/2015), with the aggregate value, including accrued interest, of $1,188,786. Repurchase agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,230,210	$—
Commercial Paper	—	4,572,398	—
Other Corporate Obligations		3,958,751
U.S. Government Agency Obligations	—	10,614,559	—
U.S. Treasury Obligations	—	1,203,656	—
Repurchase Agreement	—	1,165,000	—

Total	$—	$26,744,574	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

The Account values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.